Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.9%
InPost SA(a)	125,056	$1,394,942
PostNL NV	421,461	1,800,166
		3,195,108
Banks — 7.4%
ABN AMRO Bank NV, CVA(b)	244,672	3,492,194
ING Groep NV	1,639,479	22,646,861
		26,139,055
Beverages — 5.6%
Coca-Cola Europacific Partners PLC	101,693	5,020,583
Heineken Holding NV	49,921	4,157,561
Heineken NV	107,694	10,719,122
		19,897,266
Biotechnology — 0.2%
Pharming Group NV(a)(c)	982,237	784,884

Capital Markets — 0.6%
Flow Traders(b)	33,451	1,170,846
Van Lanschot Kempen NV	44,163	1,046,783
		2,217,629
Chemicals — 8.5%
Akzo Nobel NV	93,415	9,829,719
Corbion NV	39,318	1,816,428
Koninklijke DSM NV	75,441	16,237,655
OCI NV(a)	77,853	2,131,788
		30,015,590
Construction & Engineering — 1.8%
Arcadis NV	52,726	2,344,563
Boskalis Westminster	57,994	1,571,071
Fugro NV(a)	136,436	1,003,479
Koninklijke BAM Groep NV(a)	414,517	1,237,874
		6,156,987
Distributors — 0.1%
B&S Group Sarl(b)	46,001	363,600

Diversified Financial Services — 0.0%
SNS REAAL NV(a)(c)(d)	63,320	1

Diversified Telecommunication Services — 1.4%
Koninklijke KPN NV	1,700,333	5,008,637

Electric Utilities — 0.1%
Fastned BV(a)(c)	6,525	386,809

Electrical Equipment — 2.0%
Alfen Beheer BV(a)(b)	16,435	1,602,297
SIF Holding NV	19,886	275,778
Signify NV(b)	70,284	3,208,659
TKH Group NV	31,776	1,776,851
		6,863,585
Energy Equipment & Services — 0.4%
SBM Offshore NV	109,751	1,547,783

Entertainment — 2.3%
Universal Music Group NV	282,285	8,102,733

Equity Real Estate Investment Trusts (REITs) — 1.0%
Eurocommercial Properties NV	60,357	1,186,528
NSI NV	27,570	1,089,660
Vastned Retail NV	17,821	455,307
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Wereldhave NV	53,453	$722,510
		3,454,005
Food & Staples Retailing — 4.8%
Koninklijke Ahold Delhaize NV	480,783	16,178,230
Sligro Food Group NV(a)	37,993	829,011
		17,007,241
Food Products — 0.5%
ForFarmers NV	54,436	213,915
JDE Peet's NV	53,958	1,470,603
		1,684,518
Health Care Equipment & Supplies — 3.7%
Koninklijke Philips NV	368,375	12,981,668
Hotels, Restaurants & Leisure — 0.5%
Basic-Fit NV(a)(b)	42,819	1,858,419
Household Durables — 0.3%
TomTom NV(a)(c)	103,343	888,029
Insurance — 4.0%
Aegon NV	903,456	3,987,698
ASR Nederland NV	76,899	3,283,996
NN Group NV	139,745	6,943,854
		14,215,548
Internet & Direct Marketing Retail — 10.5%
Just Eat Takeaway.com NV(a)(b)	89,369	5,596,320
Prosus NV	392,977	31,580,752
		37,177,072
IT Services — 6.5%
Adyen NV(a)(b)	8,262	22,884,377

Leisure Products — 0.4%
Accell Group NV(a)	28,298	1,242,515

Machinery — 1.0%
Aalberts NV	56,403	3,468,516

Metals & Mining — 0.3%
AMG Advanced Metallurgical Group NV	40,178	1,119,582

Oil, Gas & Consumable Fuels — 0.5%
Koninklijke Vopak NV	47,899	1,824,445

Professional Services — 5.6%
Brunel International NV	31,585	375,039
Intertrust NV(a)(b)	87,360	2,021,130
Randstad NV	60,880	3,841,583
Wolters Kluwer NV	119,368	13,424,226
		19,661,978
Semiconductors & Semiconductor Equipment — 25.8%
ASM International NV	22,993	10,335,175
ASML Holding NV	97,681	76,667,903
BE Semiconductor Industries NV	42,067	4,000,143
		91,003,221
Software — 0.2%
CM.Com(a)	17,960	584,707

Trading Companies & Distributors — 3.0%
AerCap Holdings NV(a)	71,325	3,997,053

Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
IMCD NV	29,502	$6,552,991
		10,550,044
Total Common Stocks — 99.9%
(Cost: $312,239,759)		352,285,552

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(e)(f)(g)	2,044,742	2,045,560
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(e)(f)	160,000	160,000
		2,205,560
Total Short-Term Investments — 0.6%
(Cost: $2,205,233)		2,205,560

Total Investments in Securities — 100.5%
(Cost: $314,444,992)		354,491,112

Other Assets, Less Liabilities — (0.5)%		(1,629,455)

Net Assets—100.0%		$352,861,657

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,087,917	$—		$(1,041,997)	(a)	$(285)	$(75)	$2,045,560	2,044,742	$17,005	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	40,000	(a)	—		—	—	160,000	160,000	1		—
						$(285)	$(75)	$2,205,560		$17,006		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	10	12/17/21	$461	$(5,446)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,507,396	$328,778,155	$1	$352,285,552
Money Market Funds	2,205,560	—	—	2,205,560
	$25,712,956	$328,778,155	$1	$354,491,112
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(5,446)	$—	$(5,446)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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